Share-Based Payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments
33.	Share-Based Payments

A.	Description of share-based payment arrangements
The Company provides share-based payments, which are equity settled, since they provide the participants the right to be compensated with a specific number of Company’s shares instead of receiving a payment based on the value of the Company’s shares.
As of December 31, 2025 and 2024, the Group has share-based payments plans for non-executive
members of the Board and employees.

i.	Restricted shares plan
The award 2025 plan granted on January 1, 2025, has a vesting period ending on January 1, 2026. The restricted shares became non-forfeitable
as of its respective vesting date, with settlement date following this vesting period.

The following table illustrates the movements in Restricted Shares under the Plans as of December 31, 2025 and 2024:

Grand date/ Directors entitled	Number of shares in thousands	Vesting conditions	(In thousands of soles)
			2025	2024
Award 2025 - Grant to Directors on January 1, 2025	43	1 year service from grant date	1,064	—
Award 2024 - Grant to Directors on January 1, 2024	43	1 year service from grant date	—	1,131
As of December 31, 2025, the Group recognized S/ 1,064 thousand to the personnel expenses (S/1,131 thousand as of December 31, 2024), note 21 (a).

ii.	Option and restricted stock unit plans
During 2025 and 2024, the Company signed the long-term incentive plan seeks to drive the achievement of the company’s performance targets, along with providing an element of retention, allowing employees to obtain part of the shares of the company. They will be able to exercise the stock rights after a period of continuous employment and additional conditions depending on the case.
The following table illustrates the long-term incentive plans as of December 31, 2025 and 2024:

Incentive plans / Vesting Commencement Date	Number of options / shares in thousands	Number of new options / shares in thousands	Number of canceled options / shares in thousands (*)	Current number of options / shares in thousands	Vesting conditions	Contractual life of options / shares	(In thousands of soles) 2025	(In thousands of soles) 2024
Performance-Based Option Agreement on March 21, 2024	2,661	—	—	2,661	3 years’ service from grant date	10 years	8,017	6,655
Long-Term Incentive Management on March 21, 2024	600	—	(180)	420	4 years’ service from grant date	5 years	181	195
Restricted Stock Unit on March 21, 2024	161	—	(29)	133	3 years’ service from grant date	3 years	1,227	1,164
Long-Term Incentive Management on July 11, 2025	—	609	—	609	4 years’ service from grant date	10 years	597	—
Performance-Based Option Agreement on July 11, 2025	—	278	—	278	4 years’ service from grant date	10 years	106	—

(*)	During 2025, 209 thousand stock options and restricted stock unit were canceled referring to employees who left the Company and subsidiaries.
As of December 31, 2025, the Group recognized S/ 10,128 thousand to the personnel expenses (S/ 8,014 as of December 31, 2024), note 21(a).

B.	Measurement of grant date fair values
The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense with different methods during the vesting period, with a corresponding increase in equity, over the vesting period of the awards.
The following table illustrates the different methods of incentive plans for December 31, 2025 and 2024:

Incentive plans	Year	Methodology of fair value	Grace period	Number of options / shares in thousands	Annual volatility	Risk- free rate	Weighted average of fair value of options / shares (in soles) 2025	Weighted average of fair value of options / shares (in soles) 2024	Vesting status
Performance-Based Option Agreement	2024	Binomial	21/03/2024 to 21/03/2027	2,661	33.54%	4.83%	8.59	9.61	Partially vested
Long-Term Incentive Management	2024	Black Scholes	21/03/2024 to 21/03/2028	420	33.54%	3.63%	1.12	1.25	Partially vested
Restricted Stock Units	2024	Market value	21/03/2024 to 21/03/2027	133	—	—	24.76	27.71	Partially vested
Performance-Based Option Agreement	2025	Black Scholes	11/07/2025 to 11/07/2029	609	37.09%	3.66%	1.96	—	Partially vested
Long-Term Incentive Management	2025	Black Scholes	11/07/2025 to 11/07/2029	278	37.09%	3.66%	4.26	—	Partially vested